SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
SUBSEQUENT EVENTS
NOTE 12- SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

On February 4, 2022 the Company granted 37,500 options to three directors and four Company personnel. The options are for 10 years and are convertible into common stock at $0.31 per share.

The Company has evaluated subsequent events to determine events occurring after January 31, 2021 through March 14, 2022 that would have a material impact on the Company’s financial results or require disclosure and have determined none exist.

NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events to determine events occurring after October 31, 2021 through January 26, 2022 that would have a material impact on the Company’s financial results or require disclosure and have determined none exist.